Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Total right-of-use assets	$ 3,027	$ 4,497
Lease liabilities, current portion	2,881	2,925
Lease liabilities, noncurrent portion	1,852	4,089
Total lease liabilities	4,733	7,014
Impairment		1,889	$ 2,088
Total lease expense	4,028	6,638
Cash paid on lease liabilities	3,234	5,089
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	669	5,356
Non-cash: Lease liabilities changed in relation to modifications and terminations	$ (47)	$ (160)
Weighted average remaining lease term (in years)	1 year 10 months 28 days	2 years 6 months 14 days
Weighted average discount rate (as a percent)	3.27%	3.25%
Lease payments:
Not later than 1 year	$ 2,984
Between 1 to 2 years	1,459
Between 2 to 3 years	275
Between 3 to 4 years	118
Between 4 to 5 years	44
Total lease payments	4,880
Less: Discount factor	(147)
Total lease liabilities	$ 4,733	$ 7,014
Minimum
Leases
Terms of lease contracts (in years)	1 year
Maximum
Leases
Terms of lease contracts (in years)	8 years
Short-term leases with lease terms equal or less than 12 months
Leases
Lease expenses	$ 2,018	208
Leases with lease terms greater than 12 months
Leases
Lease expenses	2,010	4,541
Offices
Leases
Total right-of-use assets	2,742	4,180
Offices | HK
Leases
Total right-of-use assets	$ 600
Advance notice period for lease termination option (in months)	1 month
Others
Leases
Total right-of-use assets	$ 285	$ 317